PARTY-IN-INTEREST TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Costs and expenses	$ 1,690,706	$ 1,458,615